Note 28 - Non-controlling Interests - Schedule of Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Current assets	$ 54,229	$ 38,427
Non-current assets	274,074	196,764
Current liabilities	(40,133)	(32,441)
Non-current liabilities	(23,978)	(9,291)
Carrying amount of NCI of 13.2% (2022: 13.2%, 2021: 13.2%)	24,477	22,409
Revenue	146,314	142,082	$ 121,329
Profit after tax	(618)	22,866	23,142
Total comprehensive income of Blanket Mine (100%)	(1,240)	22,404	22,611
Profit allocated to NCI of 13.2% (2022: 13.2%, 2021: 13.2%)	3,580	4,963	4,737
Net cash inflow from operating activities	14,769	42,616	30,903
Net cash outflow from investing activities	(31,161)	(44,329)	(35,715)
Net cash outflow from financing activities	3,931	(12,754)	2,164
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Current assets	33,126	30,397	33,634
Non-current assets	188,134	172,611	154,003
Current liabilities	(10,277)	(9,583)	(17,261)
Non-current liabilities	(10,901)	(8,062)	(11,535)
Net assets of Blanket Mine (100%)	200,082	185,363	158,841
Carrying amount of NCI of 13.2% (2022: 13.2%, 2021: 13.2%)	24,477	22,409	19,260
Revenue	146,314	142,082	121,329
Profit after tax	27,215	38,389	35,911
Total comprehensive income of Blanket Mine (100%)	27,215	38,389	35,911
Profit allocated to NCI of 13.2% (2022: 13.2%, 2021: 13.2%)	3,580	4,963	4,737
Dividend allocated to NCI of 13.2% (2022: 13.2%, 2021: 13.2%)	(1,512)	(1,814)	(2,001)
Net cash inflow from operating activities	28,087	50,048	41,489
Net cash outflow from investing activities	(28,146)	(37,798)	(29,850)
Net cash outflow from financing activities	(5,017)	(16,506)	(12,817)
Net cash outflow	$ (5,076)	$ (4,256)	$ (1,178)